Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000237197 [Member]
Shareholder Report [Line Items]
Fund Name	AXS Real Estate Income ETF
Class Name	AXS Real Estate Income ETF
Trading Symbol	RINC
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AXS Real Estate Income ETF (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/rinc/. You can also request this information by contacting us at (833) 297-2587.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/rinc/
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Real Estate Income ETF (RINC)	$87	0.89%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
WHAT AFFECTED THE FUND'S PERFORMANCE?
FUND PERFORMANCE CAN BE ATTRIBUTED TO THE FOLLOWING:
- For 2024, the fund produced a total return of -5.2% as compared to +25.0%, +8.2%, and +1.3% respectively for the S&P 500 Index, Bloomberg US Corporate High Yield Bond Index, and the Bloomberg US Aggregate Barclays Investment Grade Index.
- The fund ended December 2024 with a current yield estimated to be about +12% as compared to 1.3%, 6.7%, and 3.8% respectively for the S&P 500, Bloomberg US Corporate High Yield Bond, and the Bloomberg US Aggregate Barclays Investment Grade indices.
- The fund owns common equity positions in three sectors within the mortgage REIT universe.  One sector focuses on commercial real estate lending.  Two sectors focus on residential real estate lending, one each for agency and non-agency mortgages.
- For 2024, the biggest disappointment was the commercial real estate lending sector, which was down about -12%. During 2024, concerns about credit quality among commercial real estate borrowers deteriorated, especially for mortgages collateralized by office buildings.
- Of note, among the commercial real estate sector’s holdings, was Claros Mortgage Trust (CMTG), a transitional lender, whose stock price dropped by nearly two-thirds during the year as it cut its common stock dividend in Q3 and then ultimately paused its dividend completely in December.  (The stock was down 33.4% in December.)  At the end of 2024, CMTG traded at only about 0.30 times net asset value, relative to the sector average (ex-CMTG) of about 0.75x.
- The residential real estate sectors were both positive for 2024, with the total return to equity of the funds agency holdings (collectively) being about +7% and non-agency being about +1%.
- Credit quality of residential real estate borrowers remains strong.  But residential mortgage REITs underperformed the broader equity market because the spreads on many mortgage bonds remained elevated and new mortgage origination was very weak because of high interest rates.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
AXS Real Estate Income ETF (RINC)	-5.17%	-0.80%
Gapstow Real Estate Income Index	-4.33%	2.73%
S&P 500 Index	25.02%	25.64%
[1]	The Fund commenced operations on August 28, 2023.

Performance Inception Date	Aug. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 15, 2024
Updated Performance Information Location [Text Block]	Visit www.axsinvestments.com/rinc-data/ for the most recent performance information.
Net Assets	$ 38,212,972
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 409,910
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$38,212,972
Total number of portfolio holdings	25
Total advisory fees paid (net)	$409,910
Portfolio turnover rate as of the end of the reporting period	28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any. The Industry Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Claros Mortgage Trust, Inc.	4.9%
Arbor Realty Trust, Inc.	4.5%
Ladder Capital Corp.	4.5%
Franklin BSP Realty Trust, Inc.	4.4%
TPG RE Finance Trust, Inc.	4.4%
Starwood Property Trust, Inc.	4.4%
KKR Real Estate Finance Trust, Inc.	4.4%
Blackstone Mortgage Trust, Inc. - Class A	4.4%
Apollo Commercial Real Estate Finance, Inc.	4.3%
New York Mortgage Trust, Inc.	4.3%
Asset Allocation
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Claros Mortgage Trust, Inc.	4.9%
Arbor Realty Trust, Inc.	4.5%
Ladder Capital Corp.	4.5%
Franklin BSP Realty Trust, Inc.	4.4%
TPG RE Finance Trust, Inc.	4.4%
Starwood Property Trust, Inc.	4.4%
KKR Real Estate Finance Trust, Inc.	4.4%
Blackstone Mortgage Trust, Inc. - Class A	4.4%
Apollo Commercial Real Estate Finance, Inc.	4.3%
New York Mortgage Trust, Inc.	4.3%

Material Fund Change [Text Block]
Material Fund Changes
Effective July 15, 2024, the Fund changed its principal investment objective to seek combination of capital appreciation and current income; the Fund also changed its principal investment strategy to invest up to 30% in preferred securities of mortgage real estate investment trusts (“REITs”). In addition, the Preferred Stock Risk was added to the principal risks of investing in the Fund.
This is a summary of certain changes since January 1, 2024. For more complete information, you may review the Fund’s prospectus, which is dated July 15, 2024, at https://www.axsinvestments.com/rinc/ or upon request at (833) 297-2587.

Material Fund Change Objectives [Text Block]	Effective July 15, 2024, the Fund changed its principal investment objective to seek combination of capital appreciation and current income; the Fund also changed its principal investment strategy to invest up to 30% in preferred securities of mortgage real estate investment trusts (“REITs”).
Material Fund Change Strategies [Text Block]	Effective July 15, 2024, the Fund changed its principal investment objective to seek combination of capital appreciation and current income; the Fund also changed its principal investment strategy to invest up to 30% in preferred securities of mortgage real estate investment trusts (“REITs”).
Material Fund Change Risks Change [Text Block]	In addition, the Preferred Stock Risk was added to the principal risks of investing in the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes since January 1, 2024. For more complete information, you may review the Fund’s prospectus, which is dated July 15, 2024, at https://www.axsinvestments.com/rinc/ or upon request at (833) 297-2587.

Updated Prospectus Phone Number	(833) 297-2587
Updated Prospectus Web Address	https://www.axsinvestments.com/rinc/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.